Organization and Nature of Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Jul. 31, 2021 HKD ($)	Aug. 27, 2020 CNY (¥)	Aug. 27, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Sep. 30, 2019 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 10, 2021	Sep. 06, 2021	Aug. 12, 2021	Jun. 23, 2021	Dec. 31, 2018 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued during the period shares | shares						7,612,147
Class of warrants or rights warrants issued during the period | shares						17,897,478
Net loss | ¥							¥ (4,863,096)	¥ (2,731,985)	¥ (3,691,673)
Accumulated deficit | ¥				¥ 11,322,423			16,191,566	11,322,423
Cash from operations | ¥							(1,094,591)	(139,766)	(3,562,765)
Cash, cash equivalents, and short-term investments | ¥				29,209,388			11,024,906	29,209,388
Proceeds from initial public offering, net of issuance costs | ¥							0	11,410,386	0
Proceeds from FO, net of issurance cost | ¥							0	¥ 15,988,903	¥ 0
Xintu Technology [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage													100.00%
Kuntu Technology [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage												100.00%
Xiaopeng Technology [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage											50.00%
Xiaopeng Chuxing [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired, percentage										50.00%
Global Offering on HKEX [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds From Global Public Offering After Deducting Underwriting Discounts And Commissions | $	$ 15,823,315
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering, net of issuance costs		¥ 11,409,248	$ 1,655,678		¥ 11,409,248
Public Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from FO, net of issurance cost | ¥				¥ 15,980,227
Unsecured Debt [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash, cash equivalents, and short-term investments | ¥							40,316,734							¥ 9,917
Proceeds from short term unsecured borrowings | ¥							¥ 0
Chengxing [Member] | Guangzhou Xiaopeng Motors Technology Co Ltd (Xiaopeng Technology) [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage				100.00%				100.00%
Series A Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						2,021,635
Series A One Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						1,859,082
Series A Two Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						23,343
Series B Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						3,198,839
Series B One Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						4,361,678
Series B Two Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						1,045,497
Series C Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares | shares						3,183,626
Ordinary Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest issued percentage							43.44%
Redeemble Convertible Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest issued percentage							38.09%
Equity Related Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest issued percentage							18.47%